Consolidated Statement of Financial Position - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Assets
Property, plant and equipment	$ 19,313	$ 22,159
Intangible assets and goodwill	685,658	720,907
Trade and other receivables, net	3,713	2,154
Investment in equity-accounted investees	3,558	5,262
Other investments	4,031	5,508
Term deposits	6	25,043
Non-current tax assets	14,965	26,710
Other non-current assets	135	88
Total non-current assets	731,379	807,831
Inventories	11	40
Current tax assets		2
Trade and other receivables, net	35,910	25,177
Term deposits	264,179	129,825
Other current assets	77,982	51,069
Cash and cash equivalents	213,283	295,066
Total current assets	591,365	501,179
Total assets	1,322,744	1,309,010
Equity
Share capital	53	53
Share premium	2,034,663	2,021,197
Other components of equity	73,574	69,604
Accumulated deficit	(1,214,156)	(1,203,334)
Total equity attributable to owners of the Company	894,134	887,520
Non-controlling interests	2,341	3,667
Total equity	896,475	891,187
Liabilities
Loans and borrowings	213,808	201,616
Employee benefits	9,086	7,479
Contract liabilities	27	453
Deferred tax liabilities, net	2,596	3,864
Other non-current liabilities	9,536	10,217
Total non-current liabilities	235,053	223,629
Loans and borrowings	2,776	2,339
Trade and other payables	62,827	53,581
Contract liabilities	53,211	33,723
Other current liabilities	72,402	73,751
Provisions		30,800
Total current liabilities	191,216	194,194
Total liabilities	426,269	417,823
Total equity and liabilities	$ 1,322,744	$ 1,309,010